Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory Components

December 31,	2025	2024
Finished goods	$462	$458
Work-in-process	885	903
Purchased raw materials	424	408
Operating supplies	78	71
Total inventories	$1,849	$1,840